Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000163318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000132967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000163318
Average Annual Return [Line Items]
Average Annual Return, Percent		8.76%	9.53%	10.76%
Without Sales Load [Member] | C000132967
Average Annual Return [Line Items]
Average Annual Return, Percent		12.29%	10.93%	10.82%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent		17.90%	11.02%	13.79%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent		17.90%	11.02%	13.79%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent		14.19%	11.41%	11.38%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent		14.19%	11.41%	11.38%